SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jan. 02, 2022
Accounting Policies [Abstract]
Property, Plant and Equipment

Useful Lives in Years
Buildings	20 to 30
Leasehold improvements	1 to 20
Manufacturing equipment	7 to 15
Computer equipment	2 to 7
Solar power systems	30
Furniture and fixtures	3 to 5
Property, Plant and Equipment, Net

	As of
(In thousands)	January 2, 2022	January 3, 2021
Manufacturing equipment	$171,217	$123,453
Land and buildings	145,134	137,975
Leasehold improvements	83,293	82,091
Solar power systems	1,337	1,382
Computer equipment	39,815	34,811
Furniture and fixtures	1,360	1,303
Construction-in-process	124,494	24,626
Property, plant and equipment, gross	566,650	405,641
Less: accumulated depreciation	(180,020)	(158,733)
Property, plant and equipment, net	$386,630	$246,908

Schedule of Finite-Lived Intangible Assets	Definite-lived intangible assets are amortized using the straight-line method over the estimated useful lives of the intangible assets as follows:

Useful Lives in Years
Patents	12
Trademarks	2 to 3
Purchased technology	1 to 7
Intangible Assets, Net

(In thousands)	Gross	Accumulated Amortization	Net
As of January 2, 2022
Trademarks and purchased technology	$2,162	$(1,742)	$420

As of January 3, 2021
Trademarks and purchased technology	$1,815	$(1,359)	$456